SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]: Amendment Number:
This Amendment  (Check only one.); [  ]  is a restatement
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northern Capital Management
Address: 8018 Excelsior Drive, Suite 300
         Madison, WI 53717

Form 13F File Number: 28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman and Chief Executive Officer
Phone: (608) 831-8018

Signature, Place, and Date of Signing:

       Stephen L. Hawk       Madison, WI        June 30, 1999
         [Signature]        [City, State]          [Date]


Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    104

Form 13F Information Table Value Total:    $968,909

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
FORM 13F INFORMATION TABLE

                                              VALUE    SHARES/   INVESTMENT      - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     (x$1000) PRN AMT   DISCRETION MNGR SOLE      SHARED   NONE
-------------------- -------------- --------- -------- --------- ---------- ---- --------- -------- --------
Abbott Lab.          Common         002824100   22,253   489,068 SOLE              455,070            33,998
Alltel Corp.         Common         020039103      254     3,556 SOLE                3,556
Ambac Fin. Grp.      Common         023139108    8,158   142,817 SOLE              142,165               652
Amer. Home Prod.     Common         026609107    1,976    34,360 SOLE               33,670               690
Amer. Int'l Grp.     Common         026874107    9,091    77,660 SOLE               72,538             5,122
Ameritech Corp.      Common         030954101   14,424   196,250 SOLE              175,850            20,400
Amgen, Inc.          Common         031162100    2,302    37,815 SOLE               37,125               690
Anchor BanCorp.      Common         032839102      356    20,000 SOLE               20,000
Anheuser Busch Co.   Common         035229103    1,233    17,375 SOLE               17,175               200
AT&T Corp.           Common         001957109   24,234   435,660 SOLE              410,471            25,189
AT&T Liberty Media   Class A Common 001957208   21,796   593,092 SOLE              558,810            34,282
Automatic Data Proc. Common         053015103      464    10,556 SOLE               10,456               100
Avery Dennison       Common         053611109   12,835   212,592 SOLE              198,460            14,132
Banc One Corp.       Common         059438101    1,248    20,951 SOLE               20,951
Bank of America      Common         060505104    5,269    71,875 SOLE               71,325               550
Baxter Intl.         Common         071813109   17,703   292,005 SOLE              271,480            20,525
Bestfoods            Common         08658U101   15,544   314,025 SOLE              288,825            25,200
Boeing Co.           Common         097023105   14,329   325,205 SOLE              304,705            20,500
Borders Group        Common         099709107      474    30,000 SOLE               30,000
Bristol Myers Squib  Common         110122108   38,555   548,832 SOLE              508,860            39,972
C V S Corp.          Common         126650100   16,903   330,621 SOLE              307,105            23,516
Cendant Corp.        Common         151313103   25,892 1,263,003 SOLE            1,173,730            89,273
Century Telephone    Common         156686107   12,692   319,300 SOLE              297,700            21,600
Chase Manhattan      Common         16161A108   15,775   182,375 SOLE              169,225            13,150
Cisco Systems        Common         17275R102      497     7,700 SOLE                                  7,700
Citigroup Inc.       Common         172967101   21,395   450,416 SOLE              423,427            26,989
Clorox Company       Common         189054109   15,761   149,660 SOLE              138,385            11,275
Coca Cola Co.        Common         191216100   10,087   161,393 SOLE              150,545            10,848
Colgate Palmolive    Common         194162103    1,936    19,657 SOLE               19,375               282
Compaq Computer      Common         204493100      271    11,487 SOLE               11,355               132
Computer Assoc.      Common         204912109    1,068    19,412 SOLE               19,212               200
Computer Sciences    Common         205363104      548     7,923 SOLE                7,450               473
Conagra, Inc.        Common         205887102      213     8,006 SOLE                                  8,006
Corning, Inc.        Common         219350105      851    12,140 SOLE               12,140
Costco Companies     Common         22160Q102   10,034   125,325 SOLE              111,725            13,600
D S T Systems        Common         233326107    1,418    22,550 SOLE               22,350               200
Dayton Hudson Corp.  Common         239753106   27,145   417,612 SOLE              389,580            28,032
Dell Computers       Common         247025109   11,679   315,650 SOLE              291,725            23,925
Dial Corp.           Common         25247D101    1,838    49,425 SOLE               49,275               150
DuPont E I DeNemours Common         263534109   12,345   180,878 SOLE              170,080            10,798
Electronic Data Sys. Common         285661104      716    12,665 SOLE               12,565               100
EMC Corp.            Common         268648102   11,809   214,224 SOLE              197,310            16,914
Enron Corp.          Common         293561106    3,767    46,075 SOLE               45,675               400
Fannie Mae           Common         313586109   14,079   205,912 SOLE              195,294            10,618
First Data Corp.     Common         319963104   33,296   680,369 SOLE              633,797            46,572
Fiserv, Inc.         Common         337738108      771    24,635 SOLE               24,635
Fort James Corp.     Common         347471104   12,895   340,475 SOLE              317,275            23,200
General Electric     Common         369604103   30,078   266,181 SOLE              250,365            15,816
Gillette Co.         Common         375766102   14,212   346,645 SOLE              323,247            23,398
GTE Corp.            Common         362320103    3,968    52,425 SOLE               52,275               150
Heinz, H.J. Co.      Common         423074103      649    12,950 SOLE               12,725               225
Hercules Inc.        Common         427056106      337     8,568 SOLE                8,568
Hewlett Packard      Common         428236103      291     2,900 SOLE                2,900
Home Depot Inc.      Common         437076102   11,349   176,123 SOLE              165,575            10,548
Household Intl.      Common         441815107   18,241   385,025 SOLE              356,325            28,700
Inacom Corp.         Common         45323G109      189    15,000 SOLE               15,000
Intel Corp           Common         458140100   22,055   370,668 SOLE              341,570            29,098
Intl. Business Mach. Common         459200101    4,872    37,695 SOLE               37,595               100
Intl. Game Tech.     Common         459902102      745    40,291 SOLE               40,025               266
Johnson & Johnson    Common         478160104      908     9,500 SOLE                9,500
Kroger Co.           Common         501044101   17,040   609,932 SOLE              566,050            43,882
Lauder, Estee Co.    Class A        518439104      880    17,550 SOLE               17,400               150
Lilly Eli & Co.      Common         532457108   26,864   375,067 SOLE              345,410            29,657
Lucent Technologies  Common         549463107   17,771   263,512 SOLE              235,514            27,998
M G I C Investment   Common         552848103      629    13,409 SOLE               13,309               100
Marriott Intl.       Common         571900109      389    10,420 SOLE               10,270               150
Marshall & Ilsley    Common         571834100      538     8,350 SOLE                8,350
Masco Corp.          Common         574599106      474    16,416 SOLE               16,150               266
MBNA Corporation     Common         55262L100   11,009   359,485 SOLE              337,237            22,248
Mc Donalds Corp.     Common         580135101    1,400    33,900 SOLE               33,550               350
MCI Worldcom, Inc.   Common         552673105    2,812    32,601 SOLE               31,829               772
Media One Group      Common         58440J104    2,440    32,800 SOLE               32,550               250
Medtronic, Inc.      Common         585055106    1,008    12,950 SOLE               12,950
Merck & Co. Inc.     Common         589331107   18,742   253,265 SOLE              234,765            18,500
Microsoft Corp.      Common         594918104   30,519   338,440 SOLE              313,600            24,840
Mobil Corp.          Common         607059102      634     6,400 SOLE                                  6,400
Monsanto Co.         Common         611662107      811    20,575 SOLE               20,475               100
Motorola Inc.        Common         620076109   18,043   190,425 SOLE              174,275            16,150
Nabisco Hldgs. Corp. Class A        629526104      895    20,820 SOLE               20,820
Nortel Networks      Common         665815106   25,781   296,974 SOLE              288,153             8,821
Oracle Corp.         Common         68389X105   16,595   446,998 SOLE              416,973            30,025
Peoplesoft           Common         712713106      508    29,456 SOLE               29,090               366
Pepsico, Inc.        Common         713448108    1,759    45,477 SOLE               44,709               768
Pfizer, Inc.         Common         717081103   17,162   156,370 SOLE              147,413             8,957
Pioneer Hi Bred Int. Common         723686101      365     9,475 SOLE                9,275               200
Precision Castparts  Common         740189105      344     8,090 SOLE                7,940               150
Proctor & Gamble Co. Common         742718109    1,020    11,557 SOLE               11,325               232
Ralston Purina Co.   Com Ral-Pur GP 751277302    2,086    68,523 SOLE               67,650               873
Royal Dutch Petro.   NY reg Gld1.25 780257804   11,977   198,791 SOLE              193,075             5,716
Sara Lee Corp.       Common         803111103   19,693   868,007 SOLE              812,425            55,582
SBC Comm. Inc.       Common         78387G103    7,478   128,934 SOLE              128,334               600
Schering Plough      Common         806605101   25,760   486,029 SOLE              448,379            37,650
Schlumberger Ltd.    Common         806857108    3,694    57,998 SOLE               57,750               248
Sybron Corp.         Common         87114F106      561    20,370 SOLE               20,270               100
Time Warner, Inc.    Common         887315109   12,172   169,350 SOLE              157,000            12,350
Tyco Intl. Ltd.      Common         902124106   33,155   349,926 SOLE              325,426            24,500
U.S. Industries Inc. Common         912080108    2,815   165,612 SOLE              163,793             1,819
Walgreen Co.         Common         931422109    1,874    64,190 SOLE               63,740               450
Walmart Stores, Inc. Common         931142103      565    11,700 SOLE               11,600               100
Walt Disney Co.      Common         254687106   13,933   461,548 SOLE              432,400            29,148
Warner-Lambert Co.   Common         934488107      486     7,025 SOLE                7,025
Washington Mutual    Common         939322103   14,296   402,000 SOLE              375,800            26,200
Waste Management     Common         94106K101   13,787   256,501 SOLE              239,601            16,900
Xerox Corp.          Common         984121103    2,072    35,086 SOLE               34,380               706